Other financial assets - Securities per issuing entity (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Amortized cost
Other financial assets
Amortized cost	€ 62
Nominal value	63
Fair value	62
Quoted bonds issued by sovereign states | Amortized cost
Other financial assets
Amortized cost	59
Nominal value	60
Fair value	59
Maximum value of sovereign states bonds included in other category	€ 10
Quoted bonds issued by sovereign states, Fixed rate bonds | Italy | Minimum
Other financial assets
Nominal rate of return (%)	0.00%
Quoted bonds issued by sovereign states, Fixed rate bonds | Italy | Maximum
Other financial assets
Nominal rate of return (%)	2.65%
Quoted bonds issued by sovereign states, Fixed rate bonds | Foreign (outside Italy) | Minimum
Other financial assets
Nominal rate of return (%)	0.01%
Quoted bonds issued by sovereign states, Fixed rate bonds | Foreign (outside Italy) | Maximum
Other financial assets
Nominal rate of return (%)	5.00%
Quoted bonds issued by sovereign states, Fixed rate bonds | Amortized cost | Italy
Other financial assets
Amortized cost	€ 11
Nominal value	12
Fair value	€ 11
Maturity date	from 2025 to 2031
Rating - Moody's	Baa3
Rating - S&P	BBB
Quoted bonds issued by sovereign states, Fixed rate bonds | Amortized cost | Foreign (outside Italy)
Other financial assets
Amortized cost	€ 33
Nominal value	33
Fair value	€ 33
Maturity date	from 2025 to 2029
Rating - Moody's	from Aa1 to Baa2
Rating - S&P	from AA+ to BBB-
Quoted bonds issued by sovereign states, Floating rate bonds | Italy | Minimum
Other financial assets
Nominal rate of return (%)	3.56%
Quoted bonds issued by sovereign states, Floating rate bonds | Italy | Maximum
Other financial assets
Nominal rate of return (%)	4.01%
Quoted bonds issued by sovereign states, Floating rate bonds | Amortized cost | Italy
Other financial assets
Amortized cost	€ 15
Nominal value	15
Fair value	€ 15
Maturity date	from 2025 to 2029
Rating - Moody's	Baa3
Rating - S&P	BBB
European Bank of Investments [member]
Other financial assets
Amortized cost	€ 3
Nominal value	3
Fair value	€ 3
Nominal rate of return (%)	3.75%
Maturity date	from 2025 to 2026
European Bank of Investments [member] | Foreign (outside Italy)
Other financial assets
Rating - Moody's	Aaa
Rating - S&P	AAA